Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2014
Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company Balance Sheets
	December 31,
	2013	2014
ASSETS
Current assets:
Cash and cash equivalents	$695,515	$1,242,129
Restricted cash	300	-
Short-term investments	253	6,839
Prepaid expenses and other current assets	3,206	111,872
Amounts due from subsidiaries and VIEs	167,395	459,303
Deferred tax assets - current	306	412

Total current assets	866,975	1,820,555

Acquired intangible assets, net	2,449	1,205
Investments in subsidiaries and VIEs	449,893	799,123
Long-term investments	17,139	45,211
Other noncurrent assets	11,707	26,964
Deferred tax assets - noncurrent	383	103

TOTAL ASSETS	$1,348,546	$2,693,161

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	6,760	12,455
Deferred revenue-current	1,150	1,539
Amounts due to subsidiaries and VIEs	2,306	15,184

Total current liabilities	10,216	29,178

Deferred revenue-noncurrent	1,437	385
Long-term debt	600,000	1,635,000

TOTAL LIABILITIES	$611,653	$1,664,563

EQUITY
Qihoo 360 Technology Co. Ltd. shareholders' equity
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 134,123,218 and 147,485,168 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	134	147
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 54,767,703 and 45,931,163 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	55	46
Treasury stock	(139)	(139)
Additional paid-in capital	568,675	669,760
Accumulated other comprehensive income (loss)	20,380	(11,772)
Retained earnings	147,788	370,556

Total shareholders' equity	736,893	1,028,598

TOTAL EQUITY	736,893	1,028,598

TOTAL LIABILITIES AND EQUITY	$1,348,546	$2,693,161

Condensed Financial Information of Parent Company Statements of Operations
	For the years ended December 31,
	2012	2013	2014

Cost of revenues	4	-	-

Operating expenses:
Selling and marketing	21,289	15,519	15,666
General and administrative	10,815	73,372	19,305
Product development	21,782	38,211	59,375

Total operating expenses	53,886	127,102	94,346

Loss from operations	(53,890)	(127,102)	(94,346)

Interest income	4,702	6,341	20,264
Interest expense	-	(5,551)	(24,010)
Other income	1,277	1,197	1,447
Exchange gain (loss)	412	5,100	(11,520)
(Loss) gain in connection with short-term investments	(52)	327	10,230
Gain in connection with long-term investments	-	413	-

Loss before income tax expense and earnings from subsidiary and VIEs	(47,551)	(119,275)	(97,935)
Income in earnings of subsidiaries and VIEs	94,639	219,247	321,088

Income before income tax expense	47,088	99,972	223,153
Income tax expense	(342)	(320)	(385)

Net income attributable to Qihoo 360 Technology Co. Ltd.	$46,746	$99,652	$222,768

Condensed Financial Information of Parent Company Statements of Comprehensive Income
	For the years ended December 31,
	2012	2013	2014

Net income	$46,746	$99,652	$222,768

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	2,851	11,266	(42,342)
Unrealized loss on available-for-sale investments	-	-	10,190

Other comprehensive income (loss)	2,851	11,266	(32,152)

Comprehensive income	49,597	110,918	190,616

Add: Comprehensive loss attributable to noncontrolling interest	-	-	-

Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$49,597	$110,918	$190,616

Condensed Financial Information of Parent Company Statements of Changes in Equity
							Total
							Qihoo 360
					Accumulated	(Accumulated	Technology
				Additional	other	deficit)	Co. Ltd.
	Ordinary shares			paid-in	comprehensive	retained	shareholders'
	Shares	Amount	Treasury Stock	capital	income (loss)	earnings	equity

Balance as of January 1, 2012	179,029,251	$179	$-	$363,021	$6,263	$1,390	$370,853
Issuance of ordinary shares in connection with share-based compensation arrangements	3,512,394	3	-	-	-	-	3
Share-based compensation	-	-	-	50,605	-	-	50,605
Issuance of ordinary shares in connection with exercise of options	1,615,452	2	-	6,963	-	-	6,965
Disposal of noncontrolling interest in subsidiaries	-	-	-	73	-	-	73
Net income	-	-	-	-	-	46,746	46,746
Other comprehensive income	-	-	-	-	2,851	-	2,851

Balance as of December 31, 2012	184,157,097	184	-	420,662	9,114	48,136	478,096
Issuance of ordinary shares in connection with share-based compensation arrangements	561,517	1	-	-	-	-	1
Share repurchase	(14,544)	-	(139)	-	-	-	(139)
Share-based compensation	-	-	-	121,087	-	-	121,087
Issuance of ordinary shares in connection with business acquisition	204,466	-	-	7,864	-	-	7,864
Issuance of ordinary shares in connection with exercise of options	3,982,385	4	-	19,067	-	-	19,071
Disposal of noncontrolling interest in subsidiaries	-	-	-	(5)	-	-	(5)
Net income	-	-	-	-	-	99,652	99,652
Other comprehensive income	-	-	-	-	11,266	-	11,266

Balance as of December 31, 2013	188,890,921	189	(139)	568,675	20,380	147,788	736,893
Issuance of ordinary shares in connection with share-based compensation arrangements	2,691,753	2	-	-	-	-	2
Share-based compensation	-	-	-	90,392	-	-	90,392
Issuance of ordinary shares in connection with exercise of options	1,833,657	2	-	15,064	-	-	15,066
Acquisition of additional equity interests in subsidiaries	-	-	-	(4,371)	-	-	(4,371)
Net income	-	-	-	-	-	222,768	222,768
Other comprehensive loss	-	-	-	-	(32,152)	-	(32,152)

Balance as of December 31, 2014	193,416,331	$193	$(139)	$669,760	$(11,772)	$370,556	$1,028,598

Condensed Financial Information of Parent Company Statements of Cash Flow
	For the years ended December 31,
	2012	2013	2014

Cash flows from operating activities
Net income	46,746	99,652	222,768
Adjustments to reconcile net income to net cash provided by operating activities
Share-based compensation	50,605	121,087	89,686
Gain from investments in subsidiaries and VIEs	(94,639)	(219,247)	(321,089)
Depreciation and amortization	582	1,476	1,243
Loss (gain) in connection with short-term investments	52	(327)	(10,230)
Gain in connection with long-term investments	-	(413)	-
Prepaid expenses and other current assets	(2,307)	463	(3,788)
Deferred taxes	(178)	(53)	174
Other noncurrent assets	-	743	3,373
Accrued expenses and other current liabilities	149	5,488	5,694
Deferred revenue	700	215	(662)
Amount due from/to subsidiaries and VIEs	(21,816)	(128,738)	(280,582)

Net cash used in operating activities	(20,106)	(119,654)	(293,413)

Cash flows from investing activities
(Increase) decrease in restricted cash	(300)	-	300
Purchase of intangible assets	(1,500)	(1,500)	-
Purchase of short-term investments	-	(510)	(30,025)
Proceeds from sale of short-term investments	-	762	35,335
Capital contribution for long-term investments	(450)	(15,760)	(39,928)
Dividends received from a cost method investee	-	413	-
Investment in subsidiaries	(1,200)	-	(53,771)

Net cash used in investing activities	(3,450)	(16,595)	(88,089)

Cash flows from financing activities
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150 and $18,630 in 2013 and 2014, respectively)	-	587,850	1,016,370
Proceeds from exercise of share options	2,089	23,678	15,947
Payment for share repurchase	(139)	-	(104,201)

Net cash provided by financing activities	1,950	611,528	928,116

Net (decrease) increase in cash and cash equivalents	(21,606)	475,279	546,614
Cash and cash equivalents at beginning of year	241,842	220,236	695,515

Cash and cash equivalents at end of year	220,236	695,515	1,242,129